Charter National Life Insurance Company
                    Charter National Variable Annuity Account


                  Supplement, dated September 25, 2000, to the
                      Scudder Horizon Plan Variable Annuity
              Statement of Additional Information dated May 1, 2000


Cover page: Under Customer Service Center address, please replace P.O. Box 8046 with P.O. Box 80469.